2. Basis of Presentation and Significant Accounting Policies (Details - Per Share table) - USD ($)	3 Months Ended						6 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Securities excluded from calculation of weighted average dilutive common shares									21,284,061	4,400,000
Net income	$ (4,253,472)	$ (2,811,286)	$ (3,854,152)	$ (6,688,102)	$ (11,301,062)	$ (6,311,292)	$ (17,612,354)	$ 93,150	$ (23,973,355)	$ (10,918,910)	$ 1,141,199
Less: Income attributable to shares subject to redemption								(174,168)			(1,798,890)
Adjusted net loss	$ (4,253,472)			$ (6,764,627)				$ (81,018)	$ (10,918,910)	$ (24,376,982)	$ (657,691)
Weighted average shares outstanding, basic and diluted	18,098,797			11,602,754				3,452,106 [1]	13,791,896	11,602,754	4,361,619 [1]
Basic and diluted net loss per share attributable to remaining shares	$ (0.24)			$ (0.58)				$ (0.02)	$ (0.79)	$ (2.07)	$ (0.15)
Options [Member]
Securities excluded from calculation of weighted average dilutive common shares									400,000	0
Warrants [Member]
Securities excluded from calculation of weighted average dilutive common shares									18,637,003	3,800,000	14,845,000
Convertible Debt [Member]
Securities excluded from calculation of weighted average dilutive common shares									1,647,058	0
Equity Purchase Options [Member]
Securities excluded from calculation of weighted average dilutive common shares									600,000	600,000

[1]	Excludes an aggregate of up to 13,283,086 and 13,348,443 shares subject to redemption at December 31, 2018 and 2017, respectively.